Suppliers (Tables)	12 Months Ended
Dec. 31, 2024
Suppliers
Schedule of trade suppliers
	December 31, 2024	December 31, 2023
Local suppliers	207,702	188,814
Related parties (note 21)	7,868	11,247
Copyright	24,622	21,230
Suppliers	240,192	221,291

Reverse factoring (i)	302,608	263,948

(i)	As of December 31, 2024, the balance of reverse factoring was R$ 302,608 (R$ 263,948 as of December 31, 2023), and the discount rates of assignment operations carried out by our suppliers with financial institutions had a weighted average of 1.15% per month (for the year ended December 31, 2023, the weighted average was 1.05% per month) and a maximum payment term of 360 days. The balance is initially recognized in net of the present value adjustment, which is subsequently recognized as a financial expense.

Schedule of suppliers subject to finance arrangement
	December 31, 2024	December 31, 2023
Carrying amount of financial liabilities
Presented within suppliers	302,608	263,948
- of which suppliers have received payment from the bank	284,494	-*

Average range of payments due dates
Suppliers subject to finance arrangement (days after invoice date)	355	-*
Comparable suppliers (days after invoice)	45-90	-*

Non-cash changes

There were no significant non-cash changes in the carrying amount of financial liabilities subject to supplier finance arrangements.

(*) The Company applied transitional relief available under Supplier Finance Arrangements – Amendments to IAS7 and IFRS 7 and has not provided comparative information in the first year of adoption.